Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2025
Office equipment and furniture [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Office equipment and furniture [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years
Transportation vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	3 years
Transportation vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful	5 years